Employee Benefit Plans (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2015 USD ($) item	Jun. 30, 2014 USD ($)
401(k) Plan
Eligible age for full-time salaried and hourly-paid employees under 401(k) plan	18 years
Completed employment required for full-time salaried and hourly-paid employees under 401(k) plan	90 days
Maximum employees contribution as a percentage of their base compensation	100.00%
Percentage of base compensation, matched 50% by employer	50.00%
Employer match of employee contributions of first 6% of base compensation (as a percent)	6.00%
Employer contributions	$ 315	$ 341
Deferred Compensation
Number of senior officers | item	5
Deferred compensation expense	$ 30	80
Deferred compensation liability	$ 512	$ 485